Financial assets and liabilities (Details 9) - ARS ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Non-current Financial Assets	$ 30,044,932,000	$ 44,102,202,000
Current Financial Assets	20,949,546,000	15,449,007,000
Financial Assets	50,994,478,000	59,551,209,000
Non-current Financial Liabilities	37,825,716,000	47,839,574,000
Current Financial Liabilities	7,626,758,000	29,843,861,000
Financial Liabilities	45,452,474,000	77,683,435,000
USD | Loans and Borrowings
Statement [Line Items]
Non-current Financial Liabilities	37,825,716,000	47,839,574,000
Current Financial Liabilities	6,768,632,000	27,387,235,000
Currency Amount Current	65,894	215,618
Currency Amount Non-current	$ 368,241,000	376,638,000
Effective Exchange Rate Non-current	102.72%
Effective Exchange Rate Current	102.72%
USD | Trade and Other Payables
Statement [Line Items]
Current Financial Liabilities	$ 850,213,000	2,437,718,000
Effective Exchange Rate	102.72%
Currency Amount	$ 8,277,000	19,192,000
USD | Other Financial Assets
Statement [Line Items]
Current Financial Assets	$ 9,724,902,000	4,140,937,000
Effective Exchange Rate	102.52%
Currency Amount	$ 94,859,000	32,679,000
EUR | Trade and Other Payables
Statement [Line Items]
Current Financial Liabilities	$ 7,913,000	18,908,000
Effective Exchange Rate	116.37%
Currency Amount	$ 68,000	121,000
EUR | Other Financial Assets
Statement [Line Items]
Current Financial Assets	$ 0	343,990,000
Effective Exchange Rate	0.00%
Currency Amount	$ 0	2,211,000
Trade and Other Receivables | USD
Statement [Line Items]
Non-current Financial Assets	30,044,932,000	44,102,202,000
Current Financial Assets	$ 7,606,789,000	8,514,486,000
Effective Exchange Rate	102.75%
Currency Amount	$ 292,408,000	347,214,000
Cash and Cash Equivalents | USD
Statement [Line Items]
Current Financial Assets	$ 281,417,000	382,174,000
Effective Exchange Rate	102.52%
Currency Amount	$ 2,745,000	3,016,000
Cash and Cash Equivalents | EUR
Statement [Line Items]
Current Financial Assets	$ 232,000	311,000
Effective Exchange Rate	115.89%
Currency Amount	$ 2,000	2,000
Trade and Other Receivables 1 | USD
Statement [Line Items]
Effective Exchange Rate	102.75%
Currency Amount	$ 74,032,000	67,034,000
Sales Under Contracts
Statement [Line Items]
Current Financial Assets	$ 3,336,206	2,067,109
Effective Exchange Rate	102.52%
Currency Amount	$ 32,542,000	$ 16,313,000